Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 133,086	$ 169,477
Accounts receivable, net	371,641	371,662
Inventories	195,837	208,157
Deferred tax assets current, net	58,172	55,351
Other current assets	81,618	77,570
Total current assets	840,354	882,217
Property, plant, and equipment, net	262,670	299,242
Deferred tax assets noncurrent, net	22,144	35,050
Other long-term assets	62,704	28,242
Intangible assets, net	239,500	291,670
Goodwill	636,910	1,209,376
Total assets	2,064,282	2,745,797
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	246,775	241,949
Other current liabilities	53,734	49,690
Wages and benefits payable	93,730	110,479
Taxes payable	11,526	19,725
Current portion of debt	15,000	228,721
Current portion of warranty	52,588	24,912
Unearned revenue	37,369	28,258
Total current liabilities	510,722	703,734
Long-term debt	437,502	382,220
Long-term warranty	26,948	26,371
Pension plan benefit liability	62,449	61,450
Deferred tax liabilities noncurrent, net	31,699	54,412
Other long-term obligations	73,417	78,402
Total liabilities	1,142,737	1,306,589
Commitments and Contingencies
Shareholders' equity
Preferred stock	0	0
Common stock	1,319,222	1,328,249
Accumulated other comprehensive income (loss), net	(37,160)	(34,974)
(Accumulated deficit) retained earnings	(375,137)	135,020
Total shareholders' equity	906,925	1,428,295
Stockholders' Equity Attributable to Noncontrolling Interest	14,620	10,913
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	921,545	1,439,208
Total liabilities and shareholders' equity	$ 2,064,282	$ 2,745,797